SHORT-TERM BANK LOANS	12 Months Ended
Jun. 30, 2011
SHORT-TERM BANK LOANS
NOTE 9 - SHORT-TERM BANK LOANS

On June 30, 2010 and 2011, the Company’s short-term bank borrowings consisted of revolving bank loans of $1,472,559 and $11,528,465, respectively, from several banks.

As of June 30, 2010, the short-term borrowings of $1,472,559 was subject to an annual interest rate of 4.779%, without any guarantee or pledge of assets.

As of June 30, 2011, the short-term borrowings of $11,528,465 was subject to annual interest rates from 5.85% to 8.13%, with weighted average interest rate of 7.37%, of which $6,767,705 are subject to a pledge of certain accounts receivable, amounted to $6,767,705. The remaining borrowings are without any guarantee or pledge of assets.